JPMorgan SmartRetirement® 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
INVESTMENT COMPANIES — 91.6%
Alternative Assets — 3.6%
JPMorgan Realty Income Fund Class R6 Shares (a)	14,110		200,642

Fixed Income — 16.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	16,061		190,965
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	42,642		360,754
JPMorgan Corporate Bond Fund Class R6 Shares (a)	10,637		110,195
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,262		41,202
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	5,309		41,302
JPMorgan High Yield Fund Class R6 Shares (a)	19,411		139,563
JPMorgan Income Fund Class R6 Shares (a)	2,168		20,578
JPMorgan Managed Income Fund Class L Shares (a)	–	(b)	1

Total Fixed Income			904,560

International Equity — 30.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	21,101		456,621
JPMorgan International Equity Fund Class R6 Shares (a)	13,324		270,342
JPMorgan International Focus Fund Class R6 Shares (a)	21,371		569,325
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	20,667		406,100

Total International Equity			1,702,388

U.S. Equity — 41.7%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	13,737		459,082
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	849		63,010
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	942		28,728
JPMorgan Small Cap Value Fund Class R6 Shares (a)	795		26,230
JPMorgan U.S. Equity Fund Class R6 Shares (a)	27,121		545,669
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	16,091		545,659
JPMorgan Value Advantage Fund Class R6 Shares (a)	16,704		677,192

Total U.S. Equity			2,345,570

TOTAL INVESTMENT COMPANIES (Cost $3,808,439)			5,153,160

EXCHANGE-TRADED FUNDS — 4.7%
Alternative Assets — 1.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	819		70,371

Fixed Income — 1.4%
JPMorgan High Yield Research Enhanced ETF (a)	1,531		78,898

U.S. Equity — 2.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,341		114,913

TOTAL EXCHANGE-TRADED FUNDS (Cost $253,990)			264,182

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 1.38%, 1/31/2022 (c) (Cost $27,801)	27,506		27,804

	Shares (000)
SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (d) (Cost $79,684)	79,684		79,684

Total Investments — 98.2% (Cost $4,169,914)			5,524,830
Other Assets Less Liabilities — 1.8%			103,471

Net Assets — 100.0%			5,628,301

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(d)	The rate shown is the current yield as of March 31, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,241	06/2021	EUR	56,321	1,269
FTSE 100 Index	303	06/2021	GBP	27,899	(152)
MSCI EAFE E-Mini Index	1,262	06/2021	USD	138,333	(220)
MSCI Emerging Markets E-Mini Index	129	06/2021	USD	8,537	6
Russell 2000 E-Mini Index	825	06/2021	USD	91,711	(4,636)
S&P 500 E-Mini Index	212	06/2021	USD	42,085	79
TOPIX Index	315	06/2021	JPY	55,874	1,163

					(2,491)

Short Contracts
Long Gilt	(785)	06/2021	GBP	(138,078)	145

					(2,346)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan SmartRetirement® 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$264,182	$—	$—	$264,182
Investment Companies	5,153,160	—	—	5,153,160
U.S. Treasury Obligations	—	27,804	—	27,804
Short-Term Investments
Investment Companies	79,684	—	—	79,684

Total Investments in Securities	$5,497,026	$27,804	$—	$5,524,830

Appreciation in Other Financial Instruments
Futures Contracts	$2,662	$—	$—	$2,662
Depreciation in Other Financial Instruments
Futures Contracts	(5,008)	—	—	(5,008)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(2,346)	$—	$—	$(2,346)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021		Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$50,434	$40,535	$28,520	$(3,339)	$11,261	$70,371	819		$1,115	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	114,638	11,482	143	11,614	114,913	1,341		220	—
JPMorgan Core Bond Fund Class R6 Shares (a)	160,838	37,749	—	—	(7,622)	190,965	16,061		2,994	2,809
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	409,854	94,169	132,466	3,345	(14,148)	360,754	42,642		7,371	5,457
JPMorgan Corporate Bond Fund Class R6 Shares (a)	106,190	7,587	—	—	(3,582)	110,195	10,637		2,055	1,651
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	16,775	25,078	—	—	(651)	41,202	5,262		692	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	458,770	16,227	161,616	16,836	126,404	456,621	21,101		7,345	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	16,044	26,108	—	—	(850)	41,302	5,309		664	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	563,885	64,113	298,968	109,408	20,644	459,082	13,737		2,249	61,865
JPMorgan High Yield Fund Class R6 Shares (a)	165,083	82,672	126,888	1,003	17,693	139,563	19,411		7,701	—
JPMorgan High Yield Research Enhanced ETF (a)	—	79,501	—	—	(603)	78,898	1,531		376	—
JPMorgan Income Fund Class R6 Shares (a)	—	20,578	—	—	—	20,578	2,168		—	—
JPMorgan International Advantage Fund Class R6 Shares (a)	292,104	7,097	357,124	55,375	2,548	—	—		7,097	10
JPMorgan International Equity Fund Class R6 Shares (a)	—	282,889	11,098	(98)	(1,351)	270,342	13,324		—	—
JPMorgan International Focus Fund Class R6 Shares (a)	532,464	30,034	121,308	15,291	112,844	569,325	21,371		6,250	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	503,059	22,946	224,701	3,419	101,377	406,100	20,667		10,741	—
JPMorgan Managed Income Fund Class L Shares (a)	3,063	17	3,072	6	(13)	1	—	(b)	16	1
JPMorgan Realty Income Fund Class R6 Shares (a)	187,340	18,487	35,395	(159)	30,369	200,642	14,110		1,951	6,539
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	58,532	1,722	16,248	1,186	17,818	63,010	849		305	1,416
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	30,866	1,826	13,712	6,137	3,611	28,728	942		84	1,742
JPMorgan Small Cap Value Fund Class R6 Shares (a)	27,709	252	18,510	3,610	13,169	26,230	795		251	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	552,700	36,159	161,943	25,384	93,369	545,669	27,121		4,086	32,072
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c)	96,435	1,231,396	1,248,147	—	—	79,684	79,684		46	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	448,409	115,677	130,046	19,877	91,742	545,659	16,091		5,238	11,841
JPMorgan Value Advantage Fund Class R6 Shares (a)	558,702	193,877	250,810	(11,909)	187,332	677,192	16,704		9,262	7,371

Total	$5,239,256	$2,551,334	$3,352,054	$245,515	$812,975	$5,497,026			$78,109	$132,774

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2021.